Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Investments accounted for using the equity method

D.6. Investments accounted for using the equity method

Investments accounted for using the equity method comprise associates and joint ventures (see Note B.1.).

The table below sets forth Sanofi’s investments accounted for using the equity method:

(€ million)	% interest	2017	2016	2015
Regeneron Pharmaceuticals, Inc.(a)	22.2	2,512	2,548	2,245

Onduo LLC	50.0	141	181	-

Sanofi Pasteur MSD(b)/(c)	-	-	-	252

Infraserv GmbH & Co. Höchst KG(b)	31.2	73	79	85

Entities and companies managed by Bristol-Myers Squibb(d)	49.9	38	44	43

Other investments	-	99	38	51
Total		2,863	2,890	2,676

(a)	See Note D.2.2.

(b)	Joint ventures.

(c)	See Notes B.1. and D.2.3.

(d)	Under the terms of the agreements with BMS (see Note C.2.), Sanofi’s share of the net assets of entities majority-owned by BMS is recorded in Investments accounted for using the equity method.

On March 8, 2016, Sanofi Pasteur and MSD (known as Merck in the United States and Canada) announced their intention to end their Sanofi Pasteur MSD (SPMSD) joint venture, in order to pursue their own distinct growth strategies in Europe. The transaction was finalized on December 31, 2016 (see Notes B.1. and D.2.3.). Following the announcement, Sanofi’s interest in SPMSD was reclassified to the line item Assets held for sale or exchange.

The table below shows Sanofi’s overall share of (i) profit or loss and (ii) other comprehensive income from investments accounted for using the equity method, showing the split between associates and joint ventures in accordance with IFRS 12 (the amounts for each individual associate or joint venture are not material):

	2017		2016		2015
(€ million)	Joint ventures	Associates	Joint ventures	Associates	Joint ventures	Associates
Share of profit/(loss) from investments accounted for using the equity method(a)	20	84	20	114	31	(53)

Share of other comprehensive income from investments accounted for using the equity method	22	(303)	(3)	58	1	235
Total	42	(219)	17	172	32	182

(a)

The Sanofi Pasteur MSD joint venture ceased to be accounted for by the equity method on March 8, 2016, the date on which it was announced that the joint venture was to be dissolved (see Notes B.1. and D.2.3.).

The financial statements include arm’s length commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	2017	2016	2015
Sales(a)	33	39	218

Royalties and other income(a)	100	156	91

Accounts receivable and other receivables	85	101	81

Purchases and other expenses (including research expenses)(a)	777	708	762

Accounts payable	197	161	196

Other liabilities	20	65	10

(a)

For the year ended December 31, 2016, these items include transactions between Sanofi and SPMSD during the period from January 1, 2016 through March 8, 2016 (the date of the announcement that the joint venture was to be dissolved; see Notes B.1. and D.2.3.).

Funding commitments to associates and joint ventures amounted to €135 million as of December 31, 2017.

For off balance sheet commitments of an operational nature involving joint ventures, see Note D.21.1.

Regeneron

Key items from the consolidated financial statements of Regeneron, after adjustments to comply with IFRS but before fair value remeasurements, are set forth below:

(€ million)	2017	2016	2015
Net sales and other revenues	5,200	4,393	3,698

Net income/(loss) for the period	815	714	232

Other comprehensive income for the period, net of taxes	12	(19)	(39)

Comprehensive income/(loss)	827	695	193

(€ million)	December 31, 2017	December 31, 2016	December 31, 2015
Current assets	3,615	3,001	2,704

Non-current assets	3,947	4,304	4,529
Total assets	7,562	7,305	7,233
Current liabilities	947	1,178	745

Non-current liabilities	1,238	1,218	1,903
Total liabilities	2,185	2,396	2,648
Consolidated shareholders’ equity of Regeneron	5,377	4,909	4,585

The table below shows a reconciliation to the carrying amount of the investment:

(€ million)	December 31, 2017	December 31, 2016	December 31, 2015
% interest	22%	22%	22%

Share of equity attributable to Sanofi	1,193	1,084	1,012

Goodwill	810	835	779

Fair value remeasurements of assets and liabilities at the acquisition date	938	1,065	1,039

Other items(a)	(429)	(436)	(585)

Carrying amount of the investment in Regeneron	2,512	2,548	2,245

(a)

Mainly comprised of the difference arising from Sanofi’s share of the accumulated profits and losses and other changes in the net assets of Regeneron for the periods prior to first-time application of the equity method, and thereafter (i) Sanofi’s share of the stock option expense recognized against equity in the books of Regeneron, and of the deferred taxes recognized against equity in respect of that expense in accordance with IAS 12 paragraph 68C and (ii) the effects of the elimination of internal profits between Sanofi and Regeneron.

As of December 31, 2017, the market value of Sanofi’s investment in Regeneron was €7,487 million (based on a quoted stock market price of $375.96 per share as of that date), compared with €8,159 million as of December 31, 2016 (based on a quoted stock market price of $367.09 per share) and €11,523 million as of December 31, 2015 (based on a quoted stock market price of $542.87 per share).

Under the terms of the investment agreement signed at the start of 2014, Sanofi is required to compute the level of its ownership interest in Regeneron on a quarterly basis, and to maintain that interest at a level no lower than the highest percentage previously achieved in order to retain a designee on the Regeneron Board of Directors. Once Sanofi’s ownership interest passes 25%, the minimum interest requirement is fixed at 25%. An amendment to that agreement was signed on January 8, 2018 (see Note G/).